Schedule of revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue		$ 1,508	$ 1,073	$ 1,340
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue		656	559	819
Generation [Member] | Sales Of Energy To The S P O T Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	[1]	167	179	249
Generation [Member] | Sales Of Energy By Contract [Member]
IfrsStatementLineItems [Line Items]
Revenue		380	323	285
Generation [Member] | Fuel Supply [Member]
IfrsStatementLineItems [Line Items]
Revenue		104	54	282
Generation [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue		5	3	3
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue		340	227	178
Oil And Gas Segment [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue		10	10	7
Oil And Gas Segment [Member] | Oil Gas And Liquid Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue		330	217	171
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue		490	267	323
Petrochemicals [Member] | Petrochemicals Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue		490	267	323
Holding And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue		22	20	20
Holding And Others [Member] | Administrative Services Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue		$ 22	$ 20	$ 20

[1]	As of December 31, 2019, includes US$ 5.9 million related to the agreement for the regularization and settlement of receivables executed with the WEM on August 5, 2019.